Leases - Additional Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Operating Lease Term	5 years
Interest on the lease liability	$ 1,699,151	$ 1,935,792	$ 2,812,644
Reserve of exchange differences on translation		1,935,792
Exchange rate loss difference recognized in profit or loss	$ 25,883,804	$ 12,895,722